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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2013 through December 31, 2013


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer Cash
                        Reserves Fund

--------------------------------------------------------------------------------
                        Annual Report | December 31, 2013
--------------------------------------------------------------------------------

                        Ticker Symbols:

                        Class A   PMTXX
                        Class Y   PRYXX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             7

Performance Update                                                            8

Comparing Ongoing Fund Expenses                                              10

Schedule of Investments                                                      12

Financial Statements                                                         18

Notes to Financial Statements                                                24

Report of Independent Registered Public Accounting Firm                      29

Approval of Investment Advisory Agreement                                    30

Trustees, Officers and Service Providers                                     34

                         Pioneer Cash Reserves Fund | Annual Report | 12/31/13 1

President's Letter

Dear Shareowner,

When we look into 2014, we foresee U.S. economic growth matching or exceeding 2013 levels. While unemployment remains high, employment has been rising steadily. Consumer incomes, savings, wealth, and debt-servicing capacity have been solid buttresses for the recovering housing and auto industries. Industrial activity is growing only moderately, but current corporate profits are generally solid and balance sheets appear able to support needed capital spending and dividend* payouts. Tax hikes, spending restraint and a better economy have meaningfully cut the federal budget deficit. A modestly improving European economy, continuing economic improvement in Japan, and a "soft landing" of 7% growth in China appear likely to result in improving global growth in 2014, further supporting the U.S. economy. In addition, we feel that continuing slack in labor markets and capacity utilization offers the potential for continuing growth without bottlenecks and rising inflation, making it possible for the Federal Reserve (the Fed) to continue its accommodative monetary policies.

After observing the strengthening economic trends, the Fed decided in December 2013 to start scaling back its QE (quantitative easing) program, but also said that short-term interest rates are likely to remain near zero for some time to come, given that inflation remains subdued and unemployment remains high.

The U.S. government's partial shutdown in October 2013 rattled the markets to a degree, but does not appear to have had a significant negative impact on the economy or capital markets. As the year drew to a close, leaders in Washington reached a bipartisan budget agreement that establishes top-line government spending levels for the next two fiscal years, a move which should help to defuse the threat of another shutdown. That certainly was welcome news for investors who had grown weary of infighting in Washington and wary of the risks the policy uncertainty caused.

There are certainly risks and uncertainties facing the global economy as we head into 2014. The European economy, while improving, remains weak, the Japanese economy faces a tax hike this spring, and a number of emerging market countries are experiencing difficulties. There are also geopolitical worries abroad and the aforementioned political fights at home. While most of the widely recognized risks we've outlined may already be "priced into" the market, we believe investors should continue to expect market volatility.

*   Dividends are not guaranteed.

2 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

Pioneer's investment teams have, since 1928, sought out attractive opportunities in global equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which seek to balance potential risks and reward in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                         Pioneer Cash Reserves Fund | Annual Report | 12/31/13 3

Portfolio Management Discussion | 12/31/13

The U.S. Federal Reserve (the Fed) kept the influential Federal funds rate at a record low level throughout the 2013 calendar year, resulting in yields on money market securities continuing to hover near zero. In the following discussion, Seth Roman reviews the factors that affected the performance of Pioneer Cash Reserves Fund during the 12-month period ended December 31, 2013. Mr. Roman, a vice president and a portfolio manager at Pioneer, is responsible for the daily management of the Fund.

Q   How did the Fund perform during 2013?

A Pioneer Cash Reserves Fund's Class A shares returned 0.01% at net asset value during the 12-month period ended December 31, 2013. During the same period, the average return of the 227 mutual funds in Lipper's Money Market Funds category was 0.01%.

Q How did you manage the Fund's portfolio during the 12-month period ended December 31, 2013?

A Yields available on money market investments remained at extraordinarily low levels throughout the Fund's fiscal year, as the Fed kept the influential Federal funds rate within a range of from 0% to 0.25%, making 2013 the fifth consecutive year that money market rates have remained at that historically low level.

    In that environment, we maintained a very conservative posture in the Fund's portfolio, emphasizing only highly liquid, easily tradable investments of the highest quality. We kept the portfolio's investments concentrated in very short-term U.S. Treasury bills and repurchase agreements that were collateralized by U.S. government securities; high-quality municipal securities; and overnight commercial paper. During a 12-month period in which there was very little reward for taking on additional risk, we did not believe it was prudent to take on either interest-rate risk (by investing in longer-maturity securities), or credit risk (by investing in anything but the highest-quality securities) in the Fund's portfolio. Rather, we felt that instead of taking on more risk, we should keep the Fund's portfolio highly liquid to take advantage of any interesting investment opportunities should they become available.

4 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

    We maintained the conservative investment stance throughout the 12-month period, even as interest rates for longer-maturity securities rose somewhat in reaction to then-Fed Chairman Ben Bernanke's suggestion in May 2013 that the Fed might begin to taper the pace of its monthly bond purchases - thus removing some monetary stimulus from the economy - later in the year if U.S. economic growth grew stronger and more sustainable. At the same time, Mr. Bernanke indicated that the Federal funds rate was likely to remain unchanged, and at very low levels, for some time, as Fed policymakers determined that evidence of further economic strengthening was necessary in the face of unemployment that is still too high, and very low inflation.

    Given the prevailing environment throughout the 12-month period, we concentrated on the Fund's primary mission, which is to protect investors' capital. At the end of the period, the average maturity of the Fund's money market investments was just 7 days.

Q   What is your investment outlook?

A As we enter 2014, we intend to remain cautious, keeping the Fund's portfolio invested in easily tradable securities that could be deployed if we eventually see an opportunity to gain more yield without taking on risk. We believe such a stance leaves the Fund well positioned for when the Fed does, eventually, change the Federal funds rate, but such a move does not appear likely to occur soon. The Fed's most recent guidance has been that the Federal funds rate will remain at its current level at least until 2015, and until the economy begins showing more vigorous growth rates.

    Until things change, we plan to maintain our current strategy and deploy the Fund's investments with a prime goal of protecting shareholders' principal in mind.

                         Pioneer Cash Reserves Fund | Annual Report | 12/31/13 5

Please refer to the Schedule of Investments on pages 12-17 for a full listing of Fund securities.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation or any other government agency.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.

6 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

Portfolio Summary | 12/31/13

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Municipal Bonds                                                           49.8%
U.S. Government Securities                                                35.0%
Temporary Cash Investments                                                 9.2%
U.S. Corporate Bonds                                                       4.9%
International Corporate Bonds                                              1.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1. Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41              7.71%
-----------------------------------------------------------------------------------------------------
 2. Maryland Health & Higher Educational Facilities Authority, Floating Rate Note, 7/1/36       5.77
-----------------------------------------------------------------------------------------------------
 3. Federal Home Loan Banks, 0.09%, 1/30/14                                                     4.38
-----------------------------------------------------------------------------------------------------
 4. University of Michigan, Floating Rate Note, 12/1/29                                         4.36
-----------------------------------------------------------------------------------------------------
 5. Geisinger Authority, Floating Rate Note, 8/1/22                                             3.94
-----------------------------------------------------------------------------------------------------
 6. Federal National Mortgage Association, Floating Rate Note, 3/4/14                           3.86
-----------------------------------------------------------------------------------------------------
 7. Permanent University Fund, Floating Rate Note, 7/1/37                                       3.73
-----------------------------------------------------------------------------------------------------
 8. State Street Corp., Floating Rate Note, 3/7/14                                              3.72
-----------------------------------------------------------------------------------------------------
 9. Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/33       3.36
-----------------------------------------------------------------------------------------------------
10. District of Columbia, Floating Rate Note, 4/1/41                                            2.80
-----------------------------------------------------------------------------------------------------

* The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                         Pioneer Cash Reserves Fund | Annual Report | 12/31/13 7

Performance Update | 12/31/13

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Class                   12/31/13                     12/31/12
--------------------------------------------------------------------------------
             A                      $1.00                        $1.00
--------------------------------------------------------------------------------
             Y                      $1.00                        $1.00
--------------------------------------------------------------------------------

Distributions per Share: 1/1/13- 12/31/13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Net Investment         Short-Term           Long-Term
           Class           Income            Capital Gains        Capital Gains
--------------------------------------------------------------------------------
             A            $0.0001               $   --                $   --
--------------------------------------------------------------------------------
             Y            $0.0001               $   --                $   --
--------------------------------------------------------------------------------

Yields
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Class                7-Day Annualized           7-Day Effective**
--------------------------------------------------------------------------------
             A                       0.01%                      0.01%
--------------------------------------------------------------------------------
             Y                       0.01%                      0.01%
--------------------------------------------------------------------------------

**  Assumes daily compounding of dividends.

8 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

Expense Ratio (Per prospectus dated May 1, 2013)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Class                                         Gross
--------------------------------------------------------------------------------
              A                                           1.25%
--------------------------------------------------------------------------------
              Y                                           0.54%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                         Pioneer Cash Reserves Fund | Annual Report | 12/31/13 9

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from July 1, 2013, through December 31, 2013.

--------------------------------------------------------------------------------
Share Class                                       A                        Y
--------------------------------------------------------------------------------
Beginning Account                             $1,000.00                $1,000.00
Value on 7/1/13
--------------------------------------------------------------------------------
Ending Account                                $1,000.10                $1,000.10
Value on 12/31/13
--------------------------------------------------------------------------------
Expenses Paid                                 $    0.40                $    0.40
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.08% and 0.08% for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2013, through December 31, 2013.

--------------------------------------------------------------------------------
Share Class                                       A                        Y
--------------------------------------------------------------------------------
Beginning Account                             $1,000.00                $1,000.00
Value on 7/1/13
--------------------------------------------------------------------------------
Ending Account                                $1,024.80                $1,024.80
Value on 12/31/13
--------------------------------------------------------------------------------
Expenses Paid                                 $    0.41                $    0.41
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.08% and 0.08% for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 11

Schedule of Investments | 12/31/13

-------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                              Value
-------------------------------------------------------------------------------------------------
                                          CORPORATE BONDS -- 3.9%
                                          BANKS -- 0.8%
                                          Diversified Banks -- 0.7%
    550,000                     AA-/Aa3   HSBC Bank Plc, 2.0%, 1/19/14 (144A)        $    550,452
  1,262,000          1.04       AA-/Aa3   HSBC Bank Plc, Floating Rate Note,
                                          1/17/14 (144A)                                1,262,362
    200,000          1.14       AA-/Aa3   Nordea Bank AB, Floating Rate Note,
                                          1/14/14 (144A)                                  200,061
    350,000          1.49       AA-/Aa2   Westpac Banking Corp., Floating
                                          Rate Note, 1/30/14 (144A)                       350,359
                                                                                     ------------
                                                                                     $  2,363,234
-------------------------------------------------------------------------------------------------
                                          Regional Banks -- 0.1%
    290,000          1.20          A/A1   Credit Suisse New York NY, Floating
                                          Rate Note, 1/14/14                         $    289,951
     75,000          0.39         A+/A1   Mellon Funding Corp., Floating Rate
                                          Note, 5/15/14                                    74,983
                                                                                     ------------
                                                                                     $    364,934
                                                                                     ------------
                                          Total Banks                                $  2,728,168
-------------------------------------------------------------------------------------------------
                                          DIVERSIFIED FINANCIALS -- 3.1%
                                          Other Diversified Financial Services -- 0.5%
  2,000,000          1.09        AA+/A1   General Electric Capital Corp., Floating
                                          Rate Note, 1/7/14                          $  2,000,271
-------------------------------------------------------------------------------------------------
                                          Asset Management &
                                          Custody Banks -- 2.6%
  8,472,000          0.59         A+/A1   State Street Corp., Floating Rate
                                          Note, 3/7/14                               $  8,478,531
    600,000          0.52         A+/A1   The Bank of New York Mellon Corp.,
                                          Floating Rate Note, 1/31/14                     600,141
                                                                                     ------------
                                                                                     $  9,078,672
                                                                                     ------------
                                          Total Diversified Financials               $ 11,078,943
-------------------------------------------------------------------------------------------------
                                          TOTAL CORPORATE BONDS
                                          (Cost $13,807,111)                         $ 13,807,111
-------------------------------------------------------------------------------------------------
                                          U.S. GOVERNMENT AND AGENCY
                                          OBLIGATIONS -- 22.8%
    330,000          0.25       AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                          Note, 1/20/15                              $    330,347
  1,000,000          0.16       AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                          Note, 10/23/14                                1,000,403
  4,000,000          0.42       AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                          Note, 3/17/14                                 4,001,541
  5,000,000          0.23       AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                          Note, 3/24/14                                 5,000,294
    970,000          0.30       AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                          Note, 3/27/14                                   970,481
    315,000          0.22       AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                          Note, 3/4/15                                    315,336

The accompanying notes are an integral part of these financial statements.

12 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

-------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                              Value
-------------------------------------------------------------------------------------------------
                                          U.S. GOVERNMENT AND AGENCY
                                          OBLIGATIONS -- (CONTINUED)
  3,000,000          0.40       AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                          Note, 3/6/14                               $  3,000,878
  1,215,000          0.24       AA+/Aaa   Federal Farm Credit Banks, Floating
                                          Rate Note, 4/21/14                            1,215,373
  1,000,000          0.25       AA+/Aaa   Federal Farm Credit Banks, Floating
                                          Rate Note, 5/21/14                            1,000,383
  1,000,000          0.36       AA+/Aaa   Federal Farm Credit Banks, Floating
                                          Rate Note, 5/29/14                            1,001,151
  1,000,000          0.26       AA+/Aaa   Federal Farm Credit Banks, Floating
                                          Rate Note, 7/14/14                            1,000,884
  2,642,000          0.24       AA+/Aaa   Federal Farm Credit Banks, Floating
                                          Rate Note, 7/16/14                            2,642,974
  3,410,000          0.23       AA+/Aaa   Federal Farm Credit Banks, Floating
                                          Rate Note, 9/24/14                            3,411,636
  2,000,000                       NR/NR   Federal Home Loan Bank Discount
                                          Notes, 1/17/14 (c)                            1,999,950
    900,000                       NR/NR   Federal Home Loan Bank Discount
                                          Notes, 1/2/14 (c)                               900,000
  3,200,000                       NR/NR   Federal Home Loan Bank Discount
                                          Notes, 1/3/14 (c)                             3,199,997
 10,000,000                       NR/NR   Federal Home Loan Banks, 0.09%,
                                          1/30/14                                      10,000,297
  1,750,000                     AA+/Aaa   Federal Home Loan Banks, 0.25%,
                                          4/11/14                                       1,750,661
  1,100,000          0.09         NR/NR   Federal Home Loan Banks, Floating
                                          Rate Note, 1/16/14                            1,100,012
  1,400,000          0.18       AA+/Aaa   Federal Home Loan Banks, Floating
                                          Rate Note, 1/2/14                             1,400,000
  2,185,000          0.17       AA+/Aaa   Federal Home Loan Banks, Floating
                                          Rate Note, 2/24/14                            2,185,359
  1,900,000          0.30       AA+/Aaa   Federal Home Loan Banks, Floating
                                          Rate Note, 4/24/14                            1,901,353
  2,620,000          0.22       AA+/Aaa   Federal Home Loan Banks, Floating
                                          Rate Note, 6/11/14                            2,621,900
    510,000          0.28       AA+/Aaa   Federal Home Loan Banks, Floating
                                          Rate Note, 8/18/14                              510,513
  1,000,000          0.10         NR/NR   Federal Home Loan Banks, Floating
                                          Rate Note, 8/22/14                              999,936
  6,383,000                     AA+/Aaa   Federal Home Loan Mortgage Corp.,
                                          4.5%, 1/15/14                                 6,392,976
    950,000          0.38       AA+/Aaa   Federal Home Loan Mortgage Corp.,
                                          Floating Rate Note, 10/7/14                     952,084
    510,000          0.38       AA+/Aaa   Federal National Mortgage Association,
                                          Floating Rate Note, 10/27/14                    511,223
    400,000          0.47       AA+/Aaa   Federal National Mortgage Association,
                                          Floating Rate Note, 11/21/14                    401,306

The accompanying notes are an integral part of these financial statements.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 13

-------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                              Value
-------------------------------------------------------------------------------------------------
                                          U.S. GOVERNMENT AND AGENCY
                                          OBLIGATIONS -- (CONTINUED)
  8,810,000          0.28       AA+/Aaa   Federal National Mortgage Association,
                                          Floating Rate Note, 3/4/14                 $  8,811,305
  1,000,000          0.15       AA+/Aaa   Federal National Mortgage Association,
                                          Floating Rate Note, 6/20/14                   1,000,191
  2,390,000          0.36       AA+/Aaa   Federal National Mortgage
                                          Association, Floating Rate Note,
                                          6/23/14                                       2,392,404
  1,775,000          0.34       AA+/Aaa   Federal National Mortgage Association,
                                          Floating Rate Note, 8/11/14                   1,777,727
    600,000          0.35       AA+/Aaa   Federal National Mortgage Association,
                                          Floating Rate Note, 8/25/14                     601,095
  3,505,000                       NR/NR   U.S. Treasury Bills, 3/13/14 (c)              3,504,628
-------------------------------------------------------------------------------------------------
                                          TOTAL U.S. GOVERNMENT AND
                                          AGENCY OBLIGATIONS
                                          (Cost $79,806,598)                         $ 79,806,598
-------------------------------------------------------------------------------------------------
                                          MUNICIPAL BONDS -- 32.4%*
                                          Municipal Airport -- 0.6%
  2,000,000          0.05       AAA/Aa2   Metropolitan Washington Airports
                                          Authority, Floating Rate Note, 10/1/39     $  2,000,000
-------------------------------------------------------------------------------------------------
                                          Municipal Development -- 1.4%
  4,770,000          0.02        AA/Aa1   Mississippi Business Finance Corp.,
                                          Floating Rate Note, 12/1/30                $  4,770,000
-------------------------------------------------------------------------------------------------
                                          Municipal Education -- 0.9%
  3,235,000          0.12         A+/NR   Illinois Finance Authority, Floating Rate
                                          Note, 9/1/41                               $  3,235,000
-------------------------------------------------------------------------------------------------
                                          Municipal Higher Education -- 15.9%
  3,550,000          0.03       AAA/Aaa   Connecticut State Health & Educational
                                          Facility Authority, Floating Rate Note,
                                          7/1/33                                     $  3,550,000
  7,660,000          0.04       AAA/Aaa   Connecticut State Health & Educational
                                          Facility Authority, Floating Rate Note,
                                          7/1/33                                        7,660,000
  6,400,000          0.04       AAA/Aa1   District of Columbia, Floating Rate Note,
                                          4/1/41                                        6,400,000
  6,065,000          0.04       AAA/Aa1   Georgetown University, Floating Rate
                                          Note, 4/1/41                                  6,065,000
 13,155,000          0.04        AA/Aa2   Maryland Health & Higher Educational
                                          Facilities Authority, Floating Rate Note,
                                          7/1/36                                       13,155,000
    580,000          0.02       AA+/Aa1   Massachusetts Health & Educational
                                          Facilities Authority, Floating Rate
                                          Note, 7/1/39                                    580,000
  8,510,000          0.04       AAA/Aaa   Permanent University Fund, Floating
                                          Rate Note, 7/1/37                             8,510,000

The accompanying notes are an integral part of these financial statements.

14 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

-------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                              Value
-------------------------------------------------------------------------------------------------
                                          Municipal Higher Education -- (continued)
  9,955,000          0.04       AAA/Aaa   University of Michigan, Floating
                                          Rate Note, 12/1/29                         $  9,955,000
                                                                                     ------------
                                                                                     $ 55,875,000
-------------------------------------------------------------------------------------------------
                                          Municipal Medical -- 13.6%
  5,600,000          0.05       AAA/Aa3   City of Minneapolis MN, Floating Rate
                                          Note, 11/15/34                             $  5,600,000
  1,900,000          0.03        NR/Aa3   City of Minneapolis MN, Floating Rate
                                          Note, 11/15/35                                1,900,000
  9,000,000          0.03         NR/NR   Geisinger Authority, Floating Rate Note,
                                          8/1/22                                        9,000,000
 17,600,000          0.03         AA/NR   Harris County Health Facilities
                                          Development Corp., Floating Rate
                                          Note, 12/1/41                                17,600,000
    950,000          0.03         AA/NR   Harris County Health Facilities
                                          Development Corp., Floating Rate
                                          Note, 12/1/41                                   950,000
  1,200,000          0.03       AAA/Aaa   Loudoun County Industrial
                                          Development Authority, Floating Rate
                                          Note, 2/15/38                                 1,200,000
  5,000,000          0.03        AA/Aa2   Massachusetts Development Finance
                                          Agency, Floating Rate Note, 7/1/46            5,000,000
    800,000          0.04        AAA/NR   Oregon State Facilities Authority, Floating
                                          Rate Note, 8/1/34                               800,000
  4,600,000          0.04        AAA/NR   Oregon State Facilities Authority, Floating
                                          Rate Note, 8/1/34                             4,600,000
  1,100,000          0.04        AAA/A1   University of Wisconsin Hospitals &
                                          Clinics Authority, Floating Rate Note,
                                          4/1/29                                        1,100,000
                                                                                     ------------
                                                                                     $ 47,750,000
-------------------------------------------------------------------------------------------------
                                          TOTAL MUNICIPAL BONDS
                                          (Cost $113,630,000)                        $113,630,000
-------------------------------------------------------------------------------------------------
                                          TEMPORARY CASH
                                          INVESTMENTS -- 6.0%
                                          Commercial Paper -- 6.0%
    350,000          0.50         NR/NR   Bank of Nova Scotia Houston, Floating
                                          Rate Note, 1/3/14                          $    350,002
    900,000          0.74         NR/NR   Bank of Nova Scotia Houston, Floating
                                          Rate Note, 2/10/14                              900,503
  1,715,000                       NR/NR   Commonwealth Bank of Australia,
                                          1/6/14 (c)                                    1,714,979
  1,100,000                       NR/NR   Export Development Canada, 2/3/14 (c)         1,099,902
  2,700,000                       NR/NR   ExxonMobil, 1/6/14 (c)                        2,699,979
    285,000                       NR/NR   HSBC USA, Inc., 1/6/14 (c)                      284,995
  1,000,000                       A+/A2   HSBC USA, Inc., 2/5/14 (c)                      999,821

The accompanying notes are an integral part of these financial statements.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 15

-------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                              Value
-------------------------------------------------------------------------------------------------
                                          Commercial Paper -- (continued)
  2,600,000                       NR/NR   National Rural Utilities Cooperative
                                          Finance Corp., 1/23/14 (c)                 $  2,599,818
  1,750,000                       NR/NR   National Rural Utilities Cooperative
                                          Finance Corp., 1/3/14 (c)                     1,749,997
    500,000          0.71       AA-/Aa3   Nordea Bank Finland Plc New York,
                                          Floating Rate Note, 1/27/14                     500,168
    100,000                       NR/NR   Oversea-Chinese Banking Corp, Ltd.,
                                          1/7/14 (c)                                       99,997
    500,000          0.30       AA-/Aa3   Royal Bank of Canada New York NY,
                                          Floating Rate Note, 2/21/14                     500,146
  1,130,000                       A+/A1   Skandinaviska Enskilda Banken AB,
                                          1/9/14 (c)                                    1,129,963
  3,195,000                       NR/NR   The Bank of Tokyo-Mitsubishi UFJ,Ltd.,
                                          1/2/14 (c)                                    3,195,000
    445,000                       NR/NR   The Bank of Tokyo-Mitsubishi UFJ,Ltd.,
                                          1/3/14 (c)                                      444,998
  2,660,000          0.19         NR/NR   Wells Fargo Bank NA, Floating Rate Note,
                                          6/16/14                                       2,660,000
                                                                                     ------------
                                                                                     $ 20,930,268
-------------------------------------------------------------------------------------------------
                                          TOTAL TEMPORARY CASH INVESTMENTS
                                          (Cost $20,930,268)                         $ 20,930,268
-------------------------------------------------------------------------------------------------
                                          TOTAL INVESTMENT IN
                                          SECURITIES -- 65.1%
                                          (Cost $228,173,977) (a)                    $228,173,977
-------------------------------------------------------------------------------------------------
                                          OTHER ASSETS & LIABILITIES -- 34.9%        $122,527,973
-------------------------------------------------------------------------------------------------
                                          TOTAL NET ASSETS -- 100.0%                 $350,701,950
=================================================================================================


NR      Not rated by either S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2013, the value of these securities amounted to $2,363,234 or 0.7% of total net assets.

* Variable rate securities issued by municipalities that are payable upon demand by the Fund at specified time intervals no greater than thirteen months. Securities are listed at their final maturity dates.

(a) At December 31, 2013, cost for federal income tax purposes was $228,173,977.

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c) Security issued with a zero coupon. Income is recognized through accretion of discount.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2013 aggregated $560,918,056 and $520,800,000, respectively.

The accompanying notes are an integral part of these financial statements.

16 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund's investments:

-----------------------------------------------------------------------------------------
                                          Level 1   Level 2        Level 3   Total
-----------------------------------------------------------------------------------------
Corporate Bonds                           $  --     $ 13,807,111   $  --     $ 13,807,111
U.S. Government and Agency Obligations       --       79,806,598      --       79,806,598
Municipal Bonds                              --      113,630,000      --      113,630,000
Commercial Paper                             --       20,930,268      --       20,930,268
-----------------------------------------------------------------------------------------
Total                                     $  --     $228,173,977   $  --     $228,173,977
=========================================================================================

During the year ended December 31, 2013, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 17

Statement of Assets and Liabilities | 12/31/13

ASSETS:
  Investment in securities (cost $228,173,977)                    $228,173,977
  Cash                                                             122,978,381
  Receivables --
     Investment securities sold                                     17,345,000
     Fund shares sold                                                1,016,394
     Interest                                                          177,081
     Due from Pioneer Investment Management, Inc.                      195,266
  Prepaid expenses                                                      23,632
-------------------------------------------------------------------------------
        Total assets                                              $369,909,731
===============================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                              $ 17,344,928
     Fund shares repurchased                                         1,572,891
     Dividends                                                          11,675
  Due to affiliates                                                    210,033
  Accrued expenses                                                      68,254
-------------------------------------------------------------------------------
        Total liabilities                                         $ 19,207,781
===============================================================================
NET ASSETS:
  Paid-in capital                                                 $350,887,405
  Distributions in excess of net investment income                      (6,467)
  Accumulated net realized loss on investments                        (178,988)
-------------------------------------------------------------------------------
        Total net assets                                          $350,701,950
===============================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $286,961,447/287,134,050 shares)              $       1.00
  Class Y (based on $63,740,503/63,757,918 shares)                $       1.00
===============================================================================

The accompanying notes are an integral part of these financial statements.

18 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

Statement of Operations

For the Year Ended 12/31/13

INVESTMENT INCOME:
  Interest                                              $  346,466
--------------------------------------------------------------------------------
        Total investment income                                     $   346,466
================================================================================
EXPENSES:
  Management fees                                       $1,375,732
  Transfer agent fees and expenses
     Class A                                               627,513
     Class Y                                                   450
  Distribution fees
     Class A                                               154,986
  Shareholder communications expense                       172,394
  Administrative reimbursement                             113,015
  Custodian fees                                            40,353
  Registration fees                                         82,075
  Professional fees                                         44,345
  Printing expense                                          27,041
  Fees and expenses of nonaffiliated Trustees               11,571
  Miscellaneous                                             14,044
--------------------------------------------------------------------------------
     Total expenses                                                 $ 2,663,519
     Less fees waived and expenses reimbursed
        by Pioneer Investment Management, Inc.                       (2,353,355)
--------------------------------------------------------------------------------
  Net expenses                                                      $   310,164
--------------------------------------------------------------------------------
     Net investment income                                          $    36,302
--------------------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                  $     2,772
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations              $    39,074
================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 19

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------
                                                             Year Ended      Year Ended
                                                             12/31/13        12/31/12
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $      36,302   $      41,293
Net realized gain on investments                                     2,772           5,191
-------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations    $      39,074   $      46,484
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class A ($0.0001 and $0.0001 per share, respectively)   $     (30,734)  $     (28,553)
     Class B* ($0.0000 and $0.0001 per share, respectively)             --          (1,118)
     Class C* ($0.0000 and $0.0001 per share, respectively)             --          (3,802)
     Class R* ($0.0000 and $0.0001 per share, respectively)             --            (989)
     Class Y ($0.0001 and $0.0001 per share, respectively)          (6,268)         (6,683)
-------------------------------------------------------------------------------------------
        Total distributions to shareowners                   $     (37,002)  $     (41,145)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                 $ 214,195,613   $ 411,457,171
Reinvestment of distributions                                       27,817          34,900
Cost of shares repurchased                                    (256,160,205)   (490,574,535)
-------------------------------------------------------------------------------------------
     Net decrease in net assets resulting from
        Fund share transactions                              $ (41,936,775)  $ (79,082,464)
-------------------------------------------------------------------------------------------
     Net decrease in net assets                              $ (41,934,703)  $ (79,077,125)
NET ASSETS:
Beginning of year                                              392,636,653     471,713,778
-------------------------------------------------------------------------------------------
End of year                                                  $ 350,701,950   $ 392,636,653
===========================================================================================
Distributions in excess of net investment income             $      (6,467)  $      (5,767)
===========================================================================================

* Class B, Class C and Class R shares converted to Class A shares on November 1, 2012.

The accompanying notes are an integral part of these financial statements.

20 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

----------------------------------------------------------------------------------------------
                                '13 Shares     '13 Amount        '12 Shares     '12 Amount
----------------------------------------------------------------------------------------------
CLASS A
Shares sold or exchanged         196,763,053   $  196,763,053     294,390,608   $ 294,400,255
Reinvestment of distributions         27,755           27,755          28,553          28,553
Less shares repurchased         (239,884,528)    (239,888,672)   (261,151,798)   (261,153,307)
----------------------------------------------------------------------------------------------
      Net increase (decrease)    (43,093,720)  $  (43,097,864)     33,267,363   $  33,275,501
==============================================================================================
CLASS B*
Shares sold or exchanged                  --   $           --       5,678,533   $   5,678,613
Reinvestment of distributions             --               --           1,118           1,118
Less shares repurchased                   --               --     (22,055,677)    (22,075,047)
----------------------------------------------------------------------------------------------
      Net decrease                        --   $           --     (16,376,026)  $ (16,395,316)
==============================================================================================
CLASS C*
Shares sold                               --   $           --      55,448,090   $  55,448,387
Reinvestment of distributions             --               --           3,802           3,802
Less shares repurchased                   --               --     (96,876,925)    (96,868,030)
----------------------------------------------------------------------------------------------
      Net decrease                        --   $           --     (41,425,033)  $ (41,415,841)
==============================================================================================
CLASS R*
Shares sold                               --   $           --      39,143,751   $  39,143,833
Reinvestment of distributions             --               --             948             948
Less shares repurchased                   --               --     (49,939,667)    (49,936,675)
----------------------------------------------------------------------------------------------
      Net decrease                        --   $           --     (10,794,968)  $ (10,791,894)
==============================================================================================
CLASS Y
Shares sold                       17,432,560   $   17,432,560      16,786,084   $  16,786,083
Reinvestment of distributions             62               62             479             479
Less shares repurchased          (16,270,687)     (16,271,533)    (60,541,057)    (60,541,476)
----------------------------------------------------------------------------------------------
      Net increase (decrease)      1,161,935   $    1,161,089     (43,754,494)  $ (43,754,914)
==============================================================================================

* Class B, Class C and Class R shares converted to Class A shares on November 1, 2012.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 21

Financial Highlights

-------------------------------------------------------------------------------------------------------------------------------
                                                             Year          Year          Year          Year          Year
                                                             Ended         Ended         Ended         Ended         Ended
                                                             12/31/13      12/31/12      12/31/11      12/31/10      12/31/09
-------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
   Net investment income                                     $  0.000(a)   $  0.000(a)   $  0.000(a)   $  0.000(a)   $  0.002
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $ (0.000)(a)  $ (0.000)(a)  $ (0.000)(a)  $ (0.000)(a)  $ (0.002)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
===============================================================================================================================
Total return*                                                    0.01%         0.01%         0.01%         0.02%         0.16%
Ratio of net expenses to average net assets                      0.08%         0.17%         0.11%         0.23%         0.60%
Ratio of net investment income to average net assets             0.01%         0.01%         0.01%         0.04%         0.15%
Net assets, end of period (in thousands)                     $286,961      $330,058      $296,783      $454,784      $533,382
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                0.76%         1.30%         0.85%         0.85%         0.79%
   Net investment income (loss)                                 (0.67)%       (1.12)%       (0.73)%       (0.58)%       (0.04)%
===============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

(a) Amount rounds to less than $0.001 or $(0.001) per share.

The accompanying notes are an integral part of these financial statements.

22 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

-------------------------------------------------------------------------------------------------------------------------------
                                                             Year          Year          Year          Year          Year
                                                             Ended         Ended         Ended         Ended         Ended
                                                             12/31/13      12/31/12      12/31/11      12/31/10      12/31/09
-------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
   Net investment income                                     $  0.000(a)   $  0.000(a)   $  0.000(a)   $ (0.000)(a)  $  0.003
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $ (0.000)(a)  $ (0.000)(a)  $ (0.000)(a)  $ (0.000)(a)  $ (0.003)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
===============================================================================================================================
Total return*                                                    0.01%         0.01%         0.01%         0.02%         0.30%
Ratio of net expenses to average net assets                      0.08%         0.13%         0.10%         0.22%         0.44%
Ratio of net investment income to average net assets             0.01%         0.01%         0.01%         0.02%         0.29%
Net assets, end of period (in thousands)                     $ 63,741      $ 62,578      $106,331      $ 59,570      $244,435
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                0.45%         0.59%         0.53%         0.51%         0.53%
   Net investment income (loss)                                 (0.36)%       (0.45)%       (0.42)%       (0.27)%        0.20%
===============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

(a) Amount rounds to less than $0.001 or $(0.001) per share.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 23

Notes to Financial Statements | 12/31/13

1. Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.

During the year ended December 31, 2013, the Fund offered two classes of shares designated as Class A and Class Y shares. Effective November 1, 2012, the Fund ceased to offer Class B, Class C and Class R shares and converted all outstanding Class B, Class C and Class R shares to Class A shares. Class Y shares were first publicly offered on September 23, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

24 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Shares of money market mutual funds are valued at such funds' net asset value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2013, the Fund did not accrue any interest or penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

    At December 31, 2013, the Fund had a net capital loss carryforward of $178,988 of which the following amounts will expire in 2015 and 2016 if not utilized: $166,470 in 2015 and $12,518 in 2016.

    During the year ended December 31, 2013, a capital loss carryforward of $2,772 was utilized to offset net realized gains by the Fund.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 25

    The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 was as follows:

    ----------------------------------------------------------------------------
                                                        2013                2012
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                                  $37,002             $41,145
    ----------------------------------------------------------------------------
         Total                                       $37,002             $41,145
    ============================================================================

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2013:

    ----------------------------------------------------------------------------
                                                                          2013
    ----------------------------------------------------------------------------
    Distributable earnings:
    Undistributed ordinary income                                   $    5,208
    Capital loss carryforward                                         (178,988)
    Current year dividends payable                                     (11,675)
    ----------------------------------------------------------------------------
         Total                                                      $ (185,455)
    ============================================================================

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A and Class Y shares can reflect different transfer agent and distribution expense rates.

26 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

E.  Risks

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. Pioneer Investment Management, Inc. (PIM) is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Effective May 1, 2013, management fees are calculated daily at the annual rate of 0.35% of the Fund's average net daily net assets up to $1 billion and 0.30% on assets over $1 billion. Prior to May 1, 2013, management were calculated daily at the annual rate of 0.40% of the Fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. For the year ended December 31, 2013, the net management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.37%.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice. Fees waived and expenses reimbursed during the year ended December 31, 2013 are reflected on the Statement of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 27

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $122,984 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2013.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2013, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $172,394
Class Y                                                                       --
--------------------------------------------------------------------------------
  Total                                                                 $172,394
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $86,266 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2013.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A shares. Pursuant to the Plan, the Fund pays PFD 0.05% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $783 in distribution fees payable to PFD at December 31, 2013.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2013, the Fund's expenses were not reduced under such arrangements.

28 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Money Market Trust and Shareowners of Pioneer Cash Reserves Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Cash Reserves Fund (the "Fund") (a series of the Pioneer Money Market Trust) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cash Reserves Fund at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 25, 2014

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 29

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Cash Reserves Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2013 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2013, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2013 and September 2013. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, and November, 2013 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at regularly scheduled meetings.

At a meeting held on November 12, 2013, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non- Fund assets managed by the portfolio manager of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in

30 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees review the Fund's performance on a regular basis, based on analysis and data prepared by PIM for this purpose and discuss performance issues with PIM on an ongoing basis. For purposes of their contract renewal deliberations, the Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one, three and five year periods ended June 30, 2013, and in the third quintile of its Morningstar category for the ten year period ended June 30, 2013. The Trustees noted the discussions held throughout the year regarding the Fund's performance and confirmed that those discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2013 was in the fourth quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 31

The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate above a certain asset level. The Trustees noted that the Fund's management fee was approximately six basis points higher than the median management fee of the Fund's Morningstar peer group. They also noted that, effective July 1, 2013, the Fund's management fee was reduced by five basis points.

The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2013 was in the second quintile relative to both its Morningstar peer group and its Strategic Insight peer group, in each case for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses of the Fund in order to maintain a positive yield for investors.

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with

32 Pioneer Cash Reserves Fund | Annual Report | 12/31/13 respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees considered that PIM has been incurring losses due to fee waivers to address low investment income and to maintain a positive yield for investors.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoint in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a fund-by-fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 33

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy voting policies and procedures of the Funds are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to share-owners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 55 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as Trustee of 50 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

34 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

Independent Trustees++

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                    Other Directorships
Position Held with the Fund  Length of Service    Principal Occupation                             Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (63)         Trustee since 2006.  Private investor (2004 - 2008 and 2013 -         Director, Broadridge
Chairman of the Board        Serves until a       present); Chairman (2008 - 2013) and Chief       Financial Solutions, Inc.
and Trustee                  successor trustee    Executive Officer (2008 - 2012), Quadriserv,     (investor communications and
                             is elected or        Inc. (technology products for securities         securities processing
                             earlier retirement   lending industry); and Senior Executive Vice     provider for financial
                             or removal.          President, The Bank of New York (financial and   services industry) (2009 -
                                                  securities services) (1986 - 2004)               present); Director,
                                                                                                   Quadriserv, Inc. (2005 -
                                                                                                   2013); and Commissioner, New
                                                                                                   Jersey State Civil Service
                                                                                                   Commission (2011 - present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (70)           Trustee since 2005.  Managing Partner, Federal City Capital Advisors  Director of Enterprise
Trustee                      Serves until a       (corporate advisory services company) (1997 -    Community Investment, Inc.
                             successor trustee    2004 and 2008 - present); Interim Chief          (privately held affordable
                             is elected or        Executive Officer, Oxford Analytica, Inc.        housing finance company)
                             earlier retirement   (privately held research and consulting          (1985 - 2010); Director of
                             or removal.          company) (2010); Executive Vice President and    Oxford Analytica, Inc. (2008
                                                  Chief Financial Officer, I-trax, Inc. (publicly  - present); Director of The
                                                  traded health care services company) (2004 -     Swiss Helvetia Fund, Inc.
                                                  2007); and Executive Vice President and Chief    (closed-end fund) (2010 -
                                                  Financial Officer, Pedestal Inc.                 present); and Director of New
                                                  (internet-based mortgage trading company) (2000  York Mortgage Trust (publicly
                                                  - 2002)                                          traded mortgage REIT) (2004 -
                                                                                                   2009, 2012 - present)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (69)    Trustee since 2008.  William Joseph Maier Professor of Political      Trustee, Mellon Institutional
Trustee                      Serves until a       Economy, Harvard University (1972 - present)     Funds Investment Trust and
                             successor trustee                                                     Mellon Institutional Funds
                             is elected or                                                         Master Portfolio (oversaw 17
                             earlier retirement                                                    portfolios in fund complex)
                             or removal.                                                           (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 35

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                      Other Directorships
Position Held with the Fund  Length of Service     Principal Occupation                              Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (66)    Trustee since 1990.   Founding Director, Vice President and Corporate   None
Trustee                      Serves until a        Secretary, The Winthrop Group, Inc. (consulting
                             successor trustee is  firm) (1982 - present); Desautels Faculty of
                             elected or earlier    Management, McGill University (1999 - present);
                             retirement or         and Manager of Research Operations and
                             removal.              Organizational Learning, Xerox PARC, Xerox's
                                                   advance research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (65)     Trustee since 1987.   President and Chief Executive Officer, Newbury,   Director of New America High
Trustee                      Serves until a        Piret & Company, Inc. (investment banking firm)   Income Fund, Inc. (closed-end
                             successor trustee is  (1981 - present)                                  investment company) (2004 -
                             elected or earlier                                                      present); and member, Board
                             retirement or                                                           of Governors, Investment
                             removal.                                                                Company Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (85)         Trustee since 1993.   Senior Counsel, Sullivan & Cromwell LLP (law      Director, The Swiss Helvetia
Trustee                      Serves until a        firm) (1998 - present); and Partner, Sullivan &   Fund, Inc. (closed-end
                             successor trustee is  Cromwell LLP (prior to 1998)                      investment company) (1995 -
                             elected or earlier                                                      2012); and Director, Invesco,
                             retirement or                                                           Ltd. (formerly AMVESCAP, PLC)
                             removal.                                                                (investment manager)
                                                                                                     (1997-2005)
------------------------------------------------------------------------------------------------------------------------------------

36 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

Interested Trustee++

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                  Term of Office and                                                             Other Directorships
Position Held with the Fund    Length of Service       Principal Occupation                                   Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (55)*      Trustee since 2007.     Chairman 2013 - present), Director, CEO and            None
Trustee, President and         Serves until a          President of PIM-USA (since February 2007); Chairman
Chief Executive Officer        successor trustee is    (2013 - present), Director and President of Pioneer
                               elected or earlier      and Pioneer Institutional Asset Management, Inc.
                               retirement or removal.  (since February 2007); President and Chief Executive
                                                       Officer of all the Pioneer Funds (since 2014);
                                                       Executive Vice President of all of the Pioneer Funds
                                                       (2007 - 2013); Director of PGAM (2007 - 2010); Head
                                                       of New Europe Division, PGAM (2000 - 2005); and Head
                                                       of New Markets Division, PGAM (2005 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Kingsbury is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

++ Effective January 28, 2014, Mr. Marc O. Mayer became an Independent Trustee of the Fund and Mr. Kenneth J. Taubes became an Interested Trustee of the Fund.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 37

Fund Officers+++

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                  Term of Office and                                                             Other Directorships
Position Held with the Fund    Length of Service       Principal Occupation                                   Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (87)**      Since 1987. Serves at   President of all of the Pioneer Funds; Non-Executive   None
President and Chief Executive  the discretion of the   Chairman and a Director of Pioneer Investment
Officer***                     Board.                  Management USA Inc. ("PIM-USA") (until November
                                                       2013); Chairman and a Director of Pioneer (until
                                                       November 2013); Chairman and Director of Pioneer
                                                       Institutional Asset Management, Inc. (until November
                                                       2013); Director of Pioneer Alternative Investment
                                                       Management Limited (Dublin) (until October 2011);
                                                       President and a Director of Pioneer Alternative
                                                       Investment Management (Bermuda) Limited and
                                                       affiliated funds (until November 2013); Deputy
                                                       Chairman and a Director of Pioneer Global Asset
                                                       Management S.p.A. ("PGAM") (until April 2010);
                                                       Director of Nano-C, Inc. (since 2003); Director of
                                                       Cole Management Inc. (2004 - 2011); Director of
                                                       Fiduciary Counseling, Inc. (until December 2011);
                                                       Trustee of all of the Pioneer Funds (until November
                                                       2013); and Retired Partner, Wilmer Cutler Pickering
                                                       Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (49)     Since 2003. Serves at   Vice President and Associate General Counsel of        None
Secretary and Chief            the discretion of the   Pioneer since January 2008; Secretary and Chief
Legal Officer                  Board.                  Legal Officer of all of the Pioneer Funds since June
                                                       2010; Assistant Secretary of all of the Pioneer
                                                       Funds from September 2003 to May 2010; and Vice
                                                       President and Senior Counsel of Pioneer from July
                                                       2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (52)         Since 2010. Serves at   Fund Governance Director of Pioneer since December     None
Assistant Secretary            the discretion of the   2006 and Assistant Secretary of all the Pioneer
                               Board.                  Funds since June 2010; Manager - Fund Governance of
                                                       Pioneer from December 2003 to November 2006; and
                                                       Senior Paralegal of Pioneer from January 2000 to
                                                       November 2003.
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (51)              Since 2010. Serves at   Counsel of Pioneer since June 2007 and Assistant       None
Assistant Secretary            the discretion of the   Secretary of all the Pioneer Funds since June 2010;
                               Board.                  and Vice President and Counsel at State Street Bank
                                                       from October 2004 to June 2007
------------------------------------------------------------------------------------------------------------------------------------

** Mr. Cogan resigned as a Trustee of the Pioneer Funds effective November 12, 2013.

*** Mr. Cogan resigned as President and Chief Executive Officer of the Fund effective January 1, 2014.

+++ Mr. Mark D. Goodwin became Executive Vice President of the Fund effective
    January 28, 2014.

38 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                  Term of Office and                                                             Other Directorships
Position Held with the Fund    Length of Service       Principal Occupation                                   Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (54)           Since 2008. Serves at   Vice President - Fund Treasury of Pioneer; Treasurer   None
Treasurer and Chief Financial  the discretion of the   of all of the Pioneer Funds since March 2008; Deputy
and Accounting Officer of      Board.                  Treasurer of Pioneer from March 2004 to February
the Fund                                               2008; and Assistant Treasurer of all of the Pioneer
                                                       Funds from March 2004 to February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (48)          Since 2000. Serves at   Director - Fund Treasury of Pioneer; and Assistant     None
Assistant Treasurer            the discretion of the   Treasurer of all of the Pioneer Funds
                               Board.
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (55)             Since 2002. Serves at   Fund Accounting Manager - Fund Treasury of Pioneer;    None
Assistant Treasurer            the discretion of the   and Assistant Treasurer of all of the Pioneer Funds
                               Board.
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (34)          Since 2009. Serves at   Fund Administration Manager - Fund Treasury of         None
Assistant Treasurer            the discretion of the   Pioneer since November 2008; Assistant Treasurer of
                               Board.                  all of the Pioneer Funds since January 2009; and
                                                       Client Service Manager - Institutional Investor
                                                       Services at State Street Bank from March 2003 to
                                                       March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (61)           Since 2010. Serves at   Chief Compliance Officer of Pioneer and of all the     None
Chief Compliance Officer       the discretion of the   Pioneer Funds since March 2010; Director of Adviser
                               Board.                  and Portfolio Compliance at Pioneer since October
                                                       2005; and Senior Compliance Officer for Columbia
                                                       Management Advisers, Inc. from October 2003 to
                                                       October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (42)           Since 2006. Serves at   Director - Transfer Agency Compliance of Pioneer and   None
Anti-Money Laundering Officer  the discretion of the   Anti-Money Laundering Officer of all the Pioneer
                               Board.                  funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 39

                           This page for your notes.

40 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

                           This page for your notes.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 41

                           This page for your notes.

42 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

                           This page for your notes.

                        Pioneer Cash Reserves Fund | Annual Report | 12/31/13 43

                           This page for your notes.

44 Pioneer Cash Reserves Fund | Annual Report | 12/31/13

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109

us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2014 Pioneer Investments 18624-08-0214

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Pioneer Cash Reserves Fund:
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $30,237 in 2013 and $32,976 in 2012.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Cash Reserves Fund:
Audit-Related Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2013 and 2012.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Cash Reserves Fund:
Fees for tax compliance services, primarily for tax returns, totaled $8,131 in 2013 and $8,290 in 2012.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Cash Reserves Fund:
Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2013 and 2012.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
eginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2013 and 2012, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,131 in 2013 and $8,290 in 2012.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, President

Date February 27, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, President

Date February 27, 2014


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date February 27, 2014

* Print the name and title of each signing officer under his or her signature.